JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.6%
Airlines — 0.6%
Southwest Airlines Co.*	1,525	93,146

Banks — 8.2%
Citizens Financial Group, Inc.	4,630	204,424
Fifth Third Bancorp	6,864	257,048
Huntington Bancshares, Inc.	9,836	154,623
M&T Bank Corp.	1,698	257,474
Regions Financial Corp.	10,057	207,769
TCF Financial Corp.	3,197	148,545
Zions Bancorp NA	2,248	123,553

		1,353,436

Beverages — 1.5%
Constellation Brands, Inc., Class A	737	168,014
Keurig Dr Pepper, Inc.	2,543	87,407

		255,421

Building Products — 1.3%
Fortune Brands Home & Security, Inc.	2,306	220,936

Capital Markets — 6.0%
Ameriprise Financial, Inc.	1,242	288,699
Northern Trust Corp.	1,827	192,046
Raymond James Financial, Inc.	1,789	219,254
State Street Corp.	1,270	106,654
T. Rowe Price Group, Inc.	1,073	184,179

		990,832

Chemicals — 1.4%
Celanese Corp.	881	131,944
Valvoline, Inc.	4,099	106,858

		238,802

Communications Equipment — 1.7%
CommScope Holding Co., Inc.*(a)	4,050	62,204
Motorola Solutions, Inc.	1,124	211,362

		273,566

Construction Materials — 1.0%
Martin Marietta Materials, Inc.	500	167,927

Consumer Finance — 0.9%
Discover Financial Services	1,587	150,780

Containers & Packaging — 1.9%
Ball Corp.	582	49,322
Packaging Corp. of America	811	109,018
Silgan Holdings, Inc.	3,620	152,129

		310,469

Distributors — 1.5%
Genuine Parts Co.	890	102,861
LKQ Corp.*	3,568	151,031

		253,892

Diversified Financial Services — 0.5%
Voya Financial, Inc.(a)	1,355	86,201

Electric Utilities — 3.5%
Edison International	2,144	125,654
Entergy Corp.	1,869	185,875
Xcel Energy, Inc.	3,928	261,224

		572,753

Electrical Equipment — 3.5%
Acuity Brands, Inc.(a)	1,159	191,248
AMETEK, Inc.	1,311	167,439
Hubbell, Inc.	1,217	227,535

		586,222

Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	2,893	190,843
CDW Corp.	1,067	176,841
Keysight Technologies, Inc.*	538	77,184
SYNNEX Corp.	1,835	210,751

		655,619

Equity Real Estate Investment Trusts (REITs) — 9.0%
American Campus Communities, Inc.	290	12,509
American Homes 4 Rent, Class A	3,852	128,436
AvalonBay Communities, Inc.	663	122,319
Boston Properties, Inc.	1,459	147,761
Brixmor Property Group, Inc.	4,424	89,507
Essex Property Trust, Inc.	311	84,639
Federal Realty Investment Trust	797	80,901
JBG SMITH Properties	1,777	56,504
Kimco Realty Corp.	5,310	99,572
Mid-America Apartment Communities, Inc.	459	66,190
Outfront Media, Inc.*	231	5,033
Rayonier, Inc.	4,082	131,638
Regency Centers Corp.	1,224	69,395
Rexford Industrial Realty, Inc.	819	41,257
Sun Communities, Inc.	377	56,578
Ventas, Inc.	1,274	67,942
Weyerhaeuser Co.	4,132	147,110
WP Carey, Inc.	1,136	80,390

		1,487,681

Food & Staples Retailing — 1.3%
Kroger Co. (The)	2,872	103,376
US Foods Holding Corp.*	3,048	116,172

		219,548

Food Products — 0.9%
Post Holdings, Inc.*	1,370	144,793

Gas Utilities — 1.2%
National Fuel Gas Co.	3,812	190,570

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	1,439	230,422

Health Care Providers & Services — 5.6%
AmerisourceBergen Corp.	1,539	181,724
Cigna Corp.	535	129,409
Henry Schein, Inc.*	1,844	127,655
Humana, Inc.	146	61,213
Laboratory Corp. of America Holdings*	935	238,379
Universal Health Services, Inc., Class B	1,358	181,143

		919,523

Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants, Inc.	568	80,675

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 2.3%
Mohawk Industries, Inc.*	895	172,116
Newell Brands, Inc.	7,919	212,080

		384,196

Household Products — 0.6%
Energizer Holdings, Inc.	2,164	102,683

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	1,441	237,155

Insurance — 6.2%
Alleghany Corp.*	161	100,822
Hartford Financial Services Group, Inc. (The)	2,417	161,446
Lincoln National Corp.	2,010	125,151
Loews Corp.	5,238	268,622
Marsh & McLennan Cos., Inc.	1,029	125,332
Progressive Corp. (The)	1,275	121,939
WR Berkley Corp.	1,631	122,879

		1,026,191

Interactive Media & Services — 0.7%
InterActiveCorp.*	519	112,365

Internet & Direct Marketing Retail — 0.6%
Expedia Group, Inc.*	563	96,878

Machinery — 6.8%
IDEX Corp.	847	177,342
ITT, Inc.	2,739	249,002
Lincoln Electric Holdings, Inc.	1,484	182,389
Middleby Corp. (The)*	1,260	208,781
Snap-on, Inc.	792	182,756
Timken Co. (The)	1,643	133,398

		1,133,668

Media — 3.0%
Discovery, Inc., Class C*	1,221	45,041
Liberty Broadband Corp., Class C*	1,591	238,815
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,981	219,727

		503,583

Metals & Mining — 0.9%
Freeport-McMoRan, Inc.*	4,306	141,805

Multiline Retail — 0.7%
Kohl’s Corp.	1,976	117,801

Multi-Utilities — 3.2%
CMS Energy Corp.	3,451	211,267
Sempra Energy	721	95,613
WEC Energy Group, Inc.	2,338	218,792

		525,672

Oil, Gas & Consumable Fuels — 3.7%
Cabot Oil & Gas Corp.(a)	5,479	102,894
Diamondback Energy, Inc.	3,446	253,214
EQT Corp.*(a)	4,025	74,787
Equitrans Midstream Corp.	2,521	20,568
Williams Cos., Inc. (The)	6,658	157,725

		609,188

Professional Services — 0.8%
Leidos Holdings, Inc.	1,433	137,944

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A*	2,599	205,604
Cushman & Wakefield plc*(a)	590	9,628

		215,232

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	1,159	179,781

Software — 1.5%
NortonLifeLock, Inc.	7,618	161,960
Synopsys, Inc.*	381	94,378

		256,338

Specialty Retail — 3.6%
AutoZone, Inc.*	172	241,079
Best Buy Co., Inc.	1,841	211,319
Gap, Inc. (The)*	5,094	151,687

		604,085

Textiles, Apparel & Luxury Goods — 1.8%
Carter’s, Inc.*	1,501	133,482
Ralph Lauren Corp.*(a)	1,286	158,325

		291,807

TOTAL COMMON STOCKS (Cost $9,343,348)		16,159,586

SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(b)(c) (Cost $381,047)	380,839	381,029

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(b)(c)	7,538	7,538
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(b)(c)	4,361	4,361

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $11,899)		11,899

TOTAL SHORT-TERM INVESTMENTS (Cost $392,946)		392,928

Total Investments — 100.0% (Cost $9,736,294)		16,552,514
Other Assets Less Liabilities — 0.0%(d)		3,335

Net Assets — 100.0%		16,555,849

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $12,197.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$16,552,514	$—	$—	$16,552,514

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(a)(b)	$170,302	$2,557,657	$2,346,818	$76	$(188)	$381,029	380,839	$298	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(a)(b)	168,074	456,000	616,500	(36)	— (c)	7,538	7,538	159	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	23,472	243,176	262,287	—	—	4,361	4,361	5	—

Total	$361,848	$3,256,833	$3,225,605	$40	$(188)	$392,928		$462	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.